Business Combination	3 Months Ended
Mar. 31, 2022
Business Combinations [Abstract]
Business Combination

3. Business Combination

As disclosed in Note 1, the Company consummated the Business Combination, pursuant to the terms of the agreement and plan of merger, dated as of August 29, 2021 (the “Business Combination Agreement”), by and among Petra, Petra Acquisition Merger, Inc., a Delaware corporation and wholly-owned subsidiary of Petra (“Merger Sub”), and Old Revelation. Pursuant to the Business Combination Agreement, on the Closing Date, (i) Merger Sub merged with and into Old Revelation (the “Merger”), with Old Revelation as the surviving company in the Merger, and, after giving effect to such Merger, Old Revelation was renamed Revelation Biosciences Sub, Inc. and became a wholly-owned subsidiary of the Company and (ii) the Company changed its name to “Revelation Biosciences, Inc.”

In accordance with the terms and subject to the conditions of the Business Combination Agreement, at the effective time of the Merger (the “Effective Time”), (i) each share of common stock and preferred stock of Old Revelation outstanding as of immediately prior to the Effective Time was exchanged for shares of common stock, par value $0.001 per share, of Revelation based on the agreed upon Common Stock Exchange Ratio; (ii) each Old Revelation RSU award outstanding as of immediately prior to the Effective Time was assumed by Revelation and was converted into that number of whole rollover RSU awards based on the Common Stock Exchange Ratio (“Rollover RSU”); and (iii) each Old Revelation warrant outstanding as of immediately prior to the Effective Time was assumed by Revelation and was converted into that number of whole rollover warrants based on the Common Stock Exchange Ratio, at an exercise price per share of common stock equal to (x) the exercise price per share of Old Revelation common stock of such Old Revelation warrant divided by (y) the Common Stock Exchange Ratio (“Rollover Warrant”).

At the Closing Date, up to 10,500,000 shares of common stock were to be issued constituting the merger consideration, (i) an aggregate of 9,871,343 shares of common stock, including conversion of all outstanding shares of the Series A Preferred Stock and Series A-1 Preferred Stock of Old Revelation, were issued in exchange for the Old Revelation stock outstanding as of immediately prior to the Effective Time, (ii) 167,867 shares of common stock were reserved for issuance for Rollover Warrants outstanding as of immediately prior to the Effective Time and (iii) 460,706 shares of common stock were reserved for issuance for Rollover RSU awards outstanding as of immediately prior to the Effective Time.

Immediately after giving effect to the Business Combination, there were 12,944,213 shares of common stock outstanding, and 1,294,421 shares of common stock reserved for future issuance under the 2021 Equity Incentive Plan. The pre-merger stockholders of Petra retained an aggregate of 3,072,870 shares of common stock of Petra, representing 23.7% ownership of the post-Merger company. Therefore, upon consummation of the Business Combination, there was a change in control of Petra, with the former owners of Revelation Sub acquiring control of Petra.

Prior to the Closing date, on December 21, 2021, Petra entered into certain backstop agreements (the “Backstop Agreements”) with AXA Prime Impact Master Fund (“AXA”) (through a backstop agreement with Old Revelation), LifeSci Venture Partners (“LifeSci”) and other Petra and Old Revelation institutional, and individual investors, including Dr. Tidmarsh, Chairman of Old Revelation and present Chairman of the Company (such additional institutional and individual investors, together with LifeSci and Old Revelation collectively, the “Backstop Subscribers”). Pursuant to the Backstop Agreements, the Backstop Subscribers agreed to purchase, in the aggregate, up to $4.5 million of shares of Petra’s common stock, par value $0.001 per share, in the event that more than $31.5 million was redeemed from the trust account in connection with the Business Combination. On January 6, 2022, pursuant to the Backstop Agreements, the Backstop Subscribers purchased an aggregate of 432,072 shares of Petra Common Stock that had been surrendered for redemption totaling $4.5 million. Petra also entered into a forward share purchase agreement (the “Forward Share Purchase Agreement”) with Meteora Capital Partners and its affiliates (collectively, “Meteora”) pursuant to which Meteora committed, to purchase additional shares of the Company's common stock in open market transactions or from redeeming stockholders so that Meteora held at least 750,000 shares of common stock as of the closing of the Business Combination. The Forward Share Purchase Agreement provides that Meteora may elect to sell and transfer to the Company, on the one month anniversary of the closing of the Business Combination up to 750,000 shares of common stock held by Meteora at the time of closing of the Business Combination at a price of $10.2031 per share.

Additionally, in connection with the Business Combination, stockholders holding 3,480,692 shares of Petra common stock exercised their right to redeem such shares for cash at a price of approximately $10.20 per share for payments in the aggregate of approximately $35.5 million. On the Closing Date, approximately $7.7 million was escrowed pursuant to the Forward Share Purchase Agreement entered into by and between Petra and Meteora and approximately $4.2 million was released to Revelation. On February 4, 2022, Meteora exercised the Forward Share Purchase Agreement entered into by and between the Company. 750,000 shares were repurchased by the Company and approximately $7.7 million that was escrowed was paid to Meteora.

At the Closing Date of the Business Combination, Petra adopted the third amended and restated certificate of incorporation, which became effective upon filing with the Secretary of State of the State of Delaware on the Closing Date.

Subsequent to the Closing Date on February 10, 2022 and February 22, 2022 the Company paid $105,490 and $691,392, respectively, to the three holders of promissory notes made to Petra in connection with the Business Combination (“Promissory Notes Payable”). The Promissory Notes Payable had a total principal of $750,000, and had accrued interest of $46,882 at the time of repayment.

The Business Combination has been accounted for as a reverse recapitalization, in accordance with U.S. GAAP. Under this method of accounting, although Petra issued shares for outstanding equity interests of Old Revelation in the Business Combination, Petra was treated as the “acquired” company for financial reporting purposes. Accordingly, the Business Combination was treated as the equivalent of Old Revelation issuing stock for the net assets of Petra, accompanied by a recapitalization. The net assets of Petra have been stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of Revelation.